Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Derivatives liabilities	₩ 82,859	₩ 28,021
Financial guarantee liabilities	58,545	49,806
Other financial liabilities, current	141,404	77,827
Non-current
Derivatives liabilities	129,505	17,033
Financial guarantee liabilities	4,083	14,461
Other financial liabilities, non-current	₩ 133,588	₩ 31,494